Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2019
Entity File Number	001-35729
Entity Registrant Name	JOYY Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building B-1, North Block of Wanda Plaza, No. 79 Wanbo Er Road
Entity Address, Address Line Two	Nancun Town
Entity Address, Address Line Three	Panyu District
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	511442
Entity Address, Country	CN
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Central Index Key	0001530238
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Emerging Growth Company	false
ADS [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (each representing 20 Class A common shares, par value US$0.00001 per share)
Security Exchange Name	NASDAQ
Trading Symbol	YY
Class A common shares
Document Information [Line Items]
Title of 12(b) Security	Class A common shares, par value US$0.00001 per share*
Security Exchange Name	NASDAQ
Trading Symbol	YY
Entity Common Stock, Shares Outstanding	1,293,162,504
Class B common shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	326,509,555
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Bing Jin
Entity Address, Address Line One	Building B-1, North Block of Wanda Plaza, No. 79 Wanbo Er Road
Entity Address, Address Line Two	Nancun Town
Entity Address, Address Line Three	Panyu District
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	511442
Entity Address, Country	CN
City Area Code	8620
Local Phone Number	82120088
Contact Personnel Email Address	jinbing@yy.com